Shareholders' equity	6 Months Ended
Jun. 30, 2021
Shareholders' equity.
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

Shares to be allocated as part of performance share grant plans
including the 2019 Plan	99,750
including other Plans	74,675
Total Treasury shares	174,425

Dividend

The Shareholders’ meeting of May 28, 2021 approved the distribution of a dividend of 2.64 euros per share for the 2020 fiscal year and the payment of a final dividend of 0.66 euro per share given the three interim dividends that had already been paid. The dividend for the fiscal year 2020 was paid according to the following timetable:

Dividend 2020	First interim	Second interim	Third interim	Final
Amount	€ 0.66	€ 0.66	€ 0.66	€ 0.66
Set date	May 4, 2020	July 29, 2020	October 29, 2020	May 28, 2021
Ex-dividend date	September 25, 2020	January 4, 2021	March 25, 2021	June 24, 2021
Payment date	October 2, 2020	January 11, 2021	April 1, 2021	July 1, 2021

Furthermore, on July 28, 2021 the Board of Directors decided to set the second interim dividend for the fiscal year 2021 at 0.66 euro per share, equal to the first interim dividend. This second interim dividend will be paid in cash on January 13, 2022 (the ex-dividend date will be January 3, 2022).

Dividend 2021	First interim	Second interim
Amount	€ 0.66	€ 0.66
Set date	April 28, 2021	July 28, 2021
Ex-dividend date	September 21, 2021	January 3, 2022
Payment date	October 1, 2021	January 13, 2022

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €0.66 per share for the 2nd quarter 2021 (€1.03 per share for the 1st quarter 2021 and €(2.98) per share for the 2nd quarter 2020). Diluted earnings per share calculated using the same method amounted to €0.66 per share for the 2nd quarter 2021 (€1.02 per share for the 1st quarter 2021 and €(2.98) per share for the 2nd quarter 2020).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

The Company issued perpetual subordinated notes in January 2021:

-	Perpetual subordinated notes 1.625% callable in January 2028, or in anticipation in October 2027 (EUR 1,500 million); and
-	Perpetual subordinated notes 2.125% callable in January 2033, or in anticipation in July 2032 (EUR 1,500 million).

Following the two tender operations on perpetual subordinated notes 2.250% callable from February 2021 (carried out in April 2019 and September 2020 for EUR 1,500 million and EUR 703 million respectively), TotalEnergies SE fully reimbursed the residual nominal amount of this note at its first call date for an amount of EUR 297 million on February 26, 2021.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2021	1st half 2020
Actuarial gains and losses	449	(223)

Change in fair value of investments in equity instruments	68	(74)

Tax effect	(154)	86
Currency translation adjustment generated by the parent company	(2,934)	(196)
Sub-total items not potentially reclassifiable to profit and loss	(2,571)	(407)

Currency translation adjustment	1,777	(940)
- unrealized gain/(loss) of the period	1,898	(907)
- less gain/(loss) included in net income	121	33

Cash flow hedge	80	(1,293)
- unrealized gain/(loss) of the period	(56)	(1,317)
- less gain/(loss) included in net income	(136)	(24)

Variation of foreign currency basis spread	(4)	70
- unrealized gain/(loss) of the period	(29)	42
- less gain/(loss) included in net income	(25)	(28)

Share of other comprehensive income of equity affiliates, net amount	451	(927)
- unrealized gain/(loss) of the period	449	(936)
- less gain/(loss) included in net income	(2)	(9)

Other	-	3

Tax effect	(57)	367
Sub-total items potentially reclassifiable to profit and loss	2,247	(2,720)
Total other comprehensive income, net amount	(324)	(3,127)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2021			1st half 2020
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	449	(141)	308	(223)	56	(167)
Change in fair value of investments in equity instruments	68	(13)	55	(74)	30	(44)
Currency translation adjustment generated by the parent company	(2,934)	-	(2,934)	(196)	-	(196)
Sub-total items not potentially reclassifiable to profit and loss	(2,417)	(154)	(2,571)	(493)	86	(407)
Currency translation adjustment	1,777	-	1,777	(940)	-	(940)
Cash flow hedge	80	(55)	25	(1,293)	389	(904)

Variation of foreign currency basis spread	(4)	(2)	(6)	70	(22)	48
Share of other comprehensive income of equity affiliates, net amount	451	-	451	(927)	-	(927)
Other	-	-	-	3	-	3
Sub-total items potentially reclassifiable to profit and loss	2,304	(57)	2,247	(3,087)	367	(2,720)
Total other comprehensive income	(113)	(211)	(324)	(3,580)	453	(3,127)